Additional Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Prepaid expenses	$1,200	$133
Other receivables	41	67
Revolving line of credit issuance fees	72	—
Other	—	4
Prepaid expenses and other current assets	$1,313	$204

Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Accounts payable	$7,938	$975
Accrued liabilities	4,239	1,359
Employee compensation	730	291
Other	58	27
Accounts payable and accrued expenses	$12,965	$2,652

	December 31,
	2021	2022
Accounts payable	$1,687	$975
Accrued liabilities	248	1,359
Employee compensation	240	291
Other	27	27
Accounts payable and accrued expenses	$2,202	$2,652